UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2011

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

Name of Fund:		Tortoise MLP & Pipeline Fund
Period:		For the period July 1, 2010 to June 30, 2011 (and specifically from Fund Launch Date, June 1, 2011 to June 30, 2011)

Company Name	Meeting Date	CUSIP	Ticker

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

The fund did not vote any securities or have any securities that were subject to a vote during the reporting period .

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
James R. Arnold, President
(Principal Executive Officer)

Date August 24, 2011